RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties

Balances as of the year ended December 31, 2024 and 2023, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2024	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	1,489	Ps.	—
Financial assets in investments		—		—		1,757,813		2,317,449		—
Financial assets in credit operations		22,120		6,821		702,904	(**)	2,854,618		3,584
Accounts receivable		—		17		21,281		1,625,006		37
Other assets		—		31		16,301		60,860		—

Liabilities
Deposits	Ps.	206,174	Ps.	30,417	Ps.	166,009	Ps.	1,467,708	Ps.	6,986
Accounts payable		333		267		26,934		265,585		2
Financial obligations		—		—		—		1,472		—
Other liabilities		—		—		15,900		9,634		22

(*) Include family members

(**) Include one loan for Ps. 1,196,398 at 36 months with SOFR rate 3M + 3.5%, regarding to loan IBR rate 3M + 4.5% , was paid in December 2024

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2023	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	863	Ps.	—
Financial assets in investments		—		—		1,533,531		2,008,318		—
Financial assets in credit operations		14,141		7,537		742,607	(**)	2,884,514		138,645
Accounts receivable		28		12		34,908		1,945,671		68
Other assets		—		—		12,651		59,511		—

Liabilities
Deposits	Ps.	187,385	Ps.	27,531	Ps.	95,101	Ps.	1,420,051	Ps.	15,432
Accounts payable		683		314		20,173		417,908		2
Financial obligations		85		1,237		3		4,774		—
Other liabilities		—		—		61		53		—

(*) Include family members

(**) Includes two loans for Ps. 1,037,413 at 36 months with SOFR rate 3M + 3.5% and Ps. 202,371 at 24 months with IBR rate 3M + 4.5%, granted to an entity controlled by the ultimate beneficial owner of the Group

Schedule of transactions between related parties

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2024	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	492	Ps.	516	Ps.	101,632	Ps.	558,438	Ps.	504
Fees income and commissions		15		25		65,007		155,392		33
Leases		—		—		1,751		26		—
Other income		—		7		458,918		8,879		40

Expenses
Financial expenses	Ps.	(2,539)	Ps.	(1,311)	Ps.	(10,639)	Ps.	(73,476)	Ps.	(490)
Fees expenses and commissions		(4)		(3,939)		(132,153)		(2,524)		(52)
Operating expenses		(579)		(9,348)		(1,147)		(5,139)		—
Other expenses		(16)		(41)		(170,952)		(96,707)		(1)

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2023	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	550	Ps.	611	Ps.	92,029	Ps.	618,120	Ps.	24,009
Fees income and commissions		4		25		28,853		157,205		33
Leases		—		—		1,574		76		—
Other income		3		14		480,565		30,809		51

Expenses
Financial expenses	Ps.	(4,412)	Ps.	(3,581)	Ps.	(10,337)	Ps.	(80,165)	Ps.	(281)

	Individuals		Entities
					Entities
					with
	Individuals with			Entities	significant
	control	Key	Associates	controlled	influence
	over Grupo	management	and joint	by	by
December 31, 2023	Aval (*)	personnel (*)	ventures	individuals	individuals
Fees expenses and commissions	(4)	(2,801)	(91,646)	(4,044)	(171)
Operating expenses	(706)	(15,735)	(408)	(5,517)	—
Other expenses	(11)	(8)	(173,899)	(100,632)	—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2022	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	501	Ps.	578	Ps.	45,585	Ps.	342,962	Ps.	20,418
Fees income and commissions		3		69		29,161		169,629		6
Leases		—		—		1,499		—		—
Other income		5		6		510,803		28,818		36

Expenses
Financial expenses	Ps.	(2,458)	Ps.	(2,253)	Ps.	(13,370)	Ps.	(119,330)	Ps.	(211)
Fees expenses and commissions		(4)		(2,153)		(59,554)		(5,028)		(400)
Operating expenses		(905)		(11,277)		(502)		(3,181)		—
Other expenses		(8)		(3,190)		(213,080)		(98,920)		(35)

(*) Include family members

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2024		2023		2022
Salaries	Ps.	38,904	Ps.	36,222	Ps.	34,852
Short term benefits for employees		4,731		6,741		17,686
Termination benefits		—		8,754		—
Long term benefits for employees		541		—		—
Fees		3,939		2,418		1,917
Total	Ps.	48,115	Ps.	54,135	Ps.	54,455